DISCONTINUED OPERATIONS (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Discontinued Operations [Line Items]
Minimum Amount On Supply And Services Of Products	$ 1,300	$ 22,500
Other Revenue, Net	15	20
License and Research Revenue	$ 0	598
Pessac Business [Member]
Discontinued Operations [Line Items]
Contribution For Potential Employee Obligations		700
Proceeds from Divestiture of Businesses		$ 13,200
Recipharm AB [Member]
Discontinued Operations [Line Items]
Percentage Of Margin On Costs Incurred On Services		20.00%
Undisclosed Partners [Member]
Discontinued Operations [Line Items]
License and Research Revenue		$ 800
Coreg Sales [Member]
Discontinued Operations [Line Items]
Other Revenue, Net		1,980
Proceeds From Production Facilities		$ 1,800